SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2013
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 16:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development expenses, net:

	Year ended December 31,
	2013	2012	2011

Total costs	$140,935	$126,584	$113,671
Less - grants and participations	(3,334)	(4,087)	(3,394)
Less - capitalization of software development costs	(1,038)	(1,110)	(1,150)

	$136,563	$121,387	$109,127

b.
Restructuring expense:

During 2013 and 2012, the Company initiated restructuring programs for the consolidation of facilities in order to reduce its operating costs. The Company discontinued the use of research and development and sales facilities. In connection with these restructuring programs, the Company recorded restructuring charges in 2013 and 2012 totaling $0.5 million and $1.9 million, respectively.

c.	Financial income and other, net:

	Year ended December 31,
	2013	2012	2011
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$4,802	$4,230	$8,357
Gain on forward contracts	-	-	9,902
Realized gain on marketable securities	-	2,095	1,124
Interest	1,505	2,616	3,154
Foreign currency translation	2,664	1,717	1,725

	8,971	10,658	24,262
Financial expenses:
Realized loss on marketable securities	-	(495)	(333)
Interest	(182)	(103)	(165)
Foreign currency translation	(3,486)	(2,368)	(11,872)
Other	(1,266)	(954)	(1,109)

	(4,934)	(3,920)	(13,479)

Other income (expenses), net	(110)	1,530	(162)

	$3,927	$8,268	$10,621

d.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

1.	Numerator:

	Year ended December 31,
	2013	2012	2011

Net income available to ordinary shareholders	$55,275	$67,894	$57,263

2.	Denominator (in thousands):

	Year ended December 31,
	2013	2012	2011

Denominator for basic net earnings per share -
Weighted average number of shares	60,388	60,905	62,924
Effect of dilutive securities:
Add - employee stock options and RSU	1,442	1,356	1,317

Denominator for diluted net earnings per share - adjusted weighted average shares	61,830	62,261	64,241